Stockholders' Deficiency	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Deficiency

Note 6. Stockholders’ Deficiency

Issuance of Common Stock for Cash

During the nine months ended September 30, 2013, the Company received net proceeds of $677,500 for the sale of 159,695,000 shares of common stock, of which 41,070,000 shares were issued during the nine months ended September 30, 2013, and 118,625,000 has yet to be issued as of September 30, 2013. The Company also issued 14,700,000 shares of common stock for cash received during the year ended December 31, 2012.

Issuance of Common Stock for Services

During the nine months ended September 30, 2013, the Company issued 1,220,000 shares of common stock as consideration for professional services rendered. The Company recorded compensation expense equal to the grant date fair value of the shares, estimated based on the grant date quoted trading prices of the Company’s common stock, totaling $12,078 for the nine months ended September 30, 2013.

Due from Emax Media, Inc. and Affiliates

During the nine months ended September 30, 2013, the Company issued 208,400,000 shares of common stock in settlement of obligations of Emax Media, Inc. and affiliates. The obligations were settled by the Company prior to management’s determination that the intended reverse merger was not perfected. The Company recorded the grant date fair value of the common stock, estimated based on the grant date quoted trading prices of the Company’s common stock, as contra- equity totaling $1,691,660. In August 2013, the Company entered into agreements with former officers of the Company resulting in the return and cancellation of shares of common stock held by them.

In September 2013, the Company entered into an additional settlement agreement with Emax Media, Inc. and Affiliates to settle all amounts owed to and from the Company by Emax Media, Inc. and Affiliates. The agreement relieves the Company and Emax Media, Inc. of any future obligations related to amounts reflected on the accompanying balance sheet as Due to Emax Media, Inc. and Affiliates, and Due from Emax Media, Inc. and Affiliates (Contra-Equity). The agreement relieved the Company of its obligation to repay $224,203 reflecting on the accompanying consolidated balance sheet as of December 31, 2012 as Due to Emax Media, Inc. and Affiliates. The agreement also provided for the return and cancellation of additional shares of common stock, as well as the cancellation of shares of common stock previously returned to the Company in exchange for preferred stock. In total 674,007,878 common shares were returned for cancellation to settle Due from Emax and Affiliates contra equity resulting in a loss on settlement of $1,939,281.

Return of Common Stock to Treasury

During the nine months ended September 30, 2013, members of prior management returned for cancellation 674,007,878 shares of common stock as part of various settlement agreements. See Note 3.

Stock Options

During the nine months ended September 30, 2013, the Company recognized $2,108 of compensation expense related to the vesting of stock options. The Company did not grant any stock options during the nine months ended September 30, 2013, and unvested options to acquire 5,000,000 shares of common stock, with an aggregate grant date fair value of $96,400 were forfeited and vested options to acquire 7,000,000 shares expired all due to employee terminations. There were no stock options outstanding as of September 30, 2013.

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value $0.0001 with all 25,000,000 designated as Series A. Each share of Series A preferred stock entitles its holder to 25 votes, is convertible into 5 shares of common stock, has cumulative dividend rights, a liquidation preference of $5.00 per share plus accrued and unpaid dividends. There were no preferred shares outstanding as of September 30, 2013 or December 31, 2012.

Note 4. Stockholders’ Deficiency

Due from Emax Media, Inc. and Affiliates

During the years ended December 31, 2012 and 2011, the Company issued 608,272,878 and 25,000,000 shares of common stock, respectively, in settlement of obligations of Emax Media, Inc. and affiliates. The obligations were settled by the Company prior to management’s determination that the intended reverse merger was not perfected. The Company recorded the grant date fair value of the common stock, estimated based on the grant date quoted trading prices of the Company’s common stock, as contra- equity totaling $10,693,006 and $575,000 as of December 31, 2012 and 2011, respectively.

Issuance of Common Stock for Licensing Rights

In May 2011,the Company issued 400,000,000 shares of common stock with a grant date fair value of $1,600,000 based on the quoted trading price of $0.004 per share as consideration for the acquisition of music library rights.

Issuance of Common Stock for Cash

During the year ended December 31, 2012, the Company sold 60,442,017 shares of common stock for aggregate proceeds of $299,940. 17,642,017 of these shares were yet to be issued as of December 31, 2012.

Issuance of Common Stock for Services

During the year ended December 31, 2012, the Company issued 280,825,000 shares of common stock as consideration for services rendered. The Company recorded compensation expense equal to the grant date fair value of the shares, estimated based on the grant date quoted trading prices of the Company’s common stock, totaling $4,542,330 for the year ended December 31, 2012.

Issuance of Common Stock in Settlement of Debt

During the year ended December 31, 2012, the Company issued 13,035,000 shares of common stock with a grant date fair value of $514,049 in settlement of Company debt with an aggregate face value $1,244,009 and recognized a gain on settlement of $729,960.

Issuance of Common Stock to Subsidiary

In December 2012, the Company issued 20,000,000 shares of common stock to New Beginnings for the purpose of compensating consultants related to the December 2012 concert event. These shares were not distributed to consultants, were returned to Treasury in 2013, and are reflected as treasury stock at zero cost on the accompanying consolidated balance sheet as of December 31, 2012.

2011 Omnibus Stock Option Plan

The Company has adopted the 2011 Omnibus Option Plan (“Plan”) to provide a means by which selected Employees of and Consultants to the Company, and its affiliates, may be granted options to purchase the Company’s common stock. The Plan authorizes the issuance of options to acquire 70,000,000 shares of common stock for a period of ten years. The exercises price is determined at the discretion of the board and shall not be less than fair market value.

During the years ended December 31, 2012 and 2011, the Company granted, to officers and consultants, options to acquire 2,000,000 and 10,000,000 shares of common stock, respectively, for 10 year terms, with an exercise price of $0.50. Each award provide for the immediate vesting of options to acquire 1,000,000 shares of common stock with an additional million shares vesting over a five-year period. The stock options had aggregate grant date fair values of $46,000 and $171,000 for the years ended December 31, 2012 and 2011, respectively, determined using the Black Scholes Option Model and the following assumptions: expected volatility – 291%, risk free rate – 2.96%, expected term – 10 years, dividend rate – 0%.

The following summarizes the Company’s stock option activity for the years ended December 31, 2012 and 2011:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	-	$-	-	$-
Granted	10,000,000	0.50	8.57	-
Outstanding at December 31, 2011	10,000,000	0.50	8.57	-
Granted	2,000,000	0.50	9.20	-
Outstanding at December 31, 2012	12,000,000	$0.50	8.67	-
Exercisable at December 31, 2012	7,000,000	$0.50	7.18	-

During the years ended December 31, 2012 and 2011, the Company recognized $40,898 and $101,593, respectively, of stock compensation expense related to the vesting of stock options. As of December 31, 2012, the Company expects to recognize future compensation expense related to the vesting of stock potions of $2,108, all of which will be recognized in 2013. During 2013, options to acquire 5,000,000 shares of common stock, with an aggregate grant date fair value of $86,800 were forfeited and options to acquire 7,000,000 shares expired.

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value $0.0001 with all 25,000,000 designated as Series A. Each share of Series A preferred stock entitles its holder to 25 votes, is convertible into 5 shares of common stock, has cumulative dividend rights and a liquidation preference of $5.00 per share plus accrued and unpaid dividends. There were no preferred shares outstanding as of December 31, 2012 or 2011.